Schedule of Investments
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–98.19%
Pennsylvania–81.16%
Aliquippa School District; Series 2018, Ref. GO Bonds (INS - BAM)(a)	4.00%	12/01/2041	$ 1,750	$ 2,007,773
Allegheny (County of), PA;
Series 2016 C-76, GO Bonds	5.00%	11/01/2041	14,320	17,211,368
Series 2018 C-77, GO Bonds	5.00%	11/01/2043	4,960	6,196,804
Allegheny (County of), PA Higher Education Building Authority (Carlow University);
Series 2011, RB(b)	6.00%	11/01/2021	295	302,100
Series 2011, RB(b)(c)	6.75%	11/01/2021	1,125	1,155,516
Allegheny (County of), PA Higher Education Building Authority (Chatham University); Series 2012 A, RB	5.00%	09/01/2035	2,000	2,064,196
Allegheny (County of), PA Higher Education Building Authority (Robert Morris University);
Series 1998 A, Ref. RB (INS - ACA)(a)	6.00%	05/01/2028	160	189,835
Series 2017, RB	5.00%	10/15/2037	615	713,634
Series 2017, RB	5.00%	10/15/2047	1,500	1,708,103
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	15,615	18,894,864
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center);
Series 2007 A-1, RB (67% of 3 mo. USD LIBOR + 0.82%)(d)	0.94%	02/01/2037	750	751,412
Series 2019 A, Ref. RB	4.00%	07/15/2038	1,035	1,227,865
Allegheny (County of), PA Industrial Development Authority (Propel Charter School - East);
Series 2010 C, RB	5.90%	08/15/2026	235	235,724
Series 2010 C, RB	6.38%	08/15/2035	1,200	1,203,380
Allegheny (County of), PA Industrial Development Authority (Propel Charter School - Montour); Series 2010 A, RB	6.75%	08/15/2035	680	682,514
Allegheny (County of), PA Industrial Development Authority (Propel Charter School - Sunrise); Series 2013, RB	6.00%	07/15/2038	1,500	1,628,434
Allegheny (County of), PA Redevelopment Authority (Pittsburgh Mills); Series 2004, RB (Acquired 04/18/2006-08/16/2018; Cost $8,873,450)(e)	5.60%	07/01/2023	9,085	8,176,500
Allegheny (County of), PA Residential Finance Authority (Allegheny Independence House Apartments); Series 2007 B, RB (CEP - GNMA)(f)	6.10%	01/20/2043	1,170	1,173,503
Allegheny (County of), PA Residential Finance Authority (Broadview Manor Apartments); Series 2007 A, RB (CEP - GNMA)(f)	5.95%	01/20/2043	1,500	1,503,496
Allegheny (County of), PA Residential Finance Authority (Versailles-Archer Apartments); Series 2007 C, RB (CEP - GNMA)(f)	6.16%	01/20/2043	1,505	1,509,571
Allegheny (County of), PA Sanitary Authority; Series 2015, Ref. RB(g)	5.00%	12/01/2045	2,120	2,478,524
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(h)	5.00%	05/01/2042	615	732,259
Series 2018, RB(h)	5.38%	05/01/2042	4,000	4,728,718
Allentown City School District;
Series 2018 B, GO Bonds (INS - BAM)(a)	5.00%	06/01/2036	1,250	1,466,795
Series 2018 B, GO Bonds (INS - BAM)(a)	5.00%	06/01/2037	1,255	1,470,676
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The));
Series 2017 A, Ref. RB	5.00%	05/15/2037	1,125	1,299,841
Series 2017 A, Ref. RB	5.00%	05/15/2042	500	571,706
Series 2017 A, Ref. RB	5.00%	05/15/2047	600	682,125
Series 2017 C, RB	5.00%	05/15/2047	475	523,133
Series 2017, RB	5.00%	05/15/2042	600	662,809
Berks (County of), PA Industrial Development Authority (Tower Health); Series 2017, Ref. RB	5.00%	11/01/2050	8,480	8,723,562
Berks (County of), PA Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/2040	1,000	1,007,638
Bethlehem (City of), PA;
Series 2011 A, Ref. GO Bonds(b)(c)	6.50%	06/01/2021	1,750	1,750,000
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	11/15/2030	425	454,175
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	11/15/2031	425	454,110
Bethlehem Area School District; Series 2015 A, GO Bonds (INS - BAM)(a)	5.00%	08/01/2035	3,000	3,520,700
Bucks (County of), PA Industrial Development Authority (Pennswood Village); Series 2018, Ref. RB	5.00%	10/01/2037	270	304,866
Butler (County of), PA General Authority (Hampton Township School District); Series 2007, VRD RB (INS - AGM)(i)	0.05%	09/01/2027	800	800,000
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Butler (County of), PA General Authority (North Allegheny School District); Series 2011 A, VRD RB(i)	0.04%	11/01/2021	$ 550	$ 550,000
Central Bradford Progress Authority (Guthrie Healthcare System); Series 2011, RB(b)(c)	5.38%	12/01/2021	1,100	1,128,781
Centre (County of), PA Hospital Authority (Mt. Nittany Medical Center);
Series 2011, RB(b)(c)	6.25%	11/15/2021	950	976,307
Series 2011, RB(b)(c)	7.00%	11/15/2021	2,000	2,062,546
Series 2016 A, Ref. RB	5.00%	11/15/2046	500	585,982
Cheltenham (Township of), PA;
Series 2018, GO Bonds(b)(c)	4.00%	07/01/2023	170	183,295
Series 2018, GO Bonds	4.00%	07/01/2048	2,660	2,819,117
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System); Series 2017 A, Ref. RB	5.00%	10/01/2052	2,000	2,405,221
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services);
Series 2019, Ref. RB	3.25%	12/01/2029	195	188,237
Series 2019, Ref. RB	4.00%	12/01/2039	305	283,090
Series 2019, Ref. RB	5.00%	12/01/2051	6,000	6,108,833
Chester (County of), PA Industrial Development Authority (Avon Grove Charter School); Series 2017 A, Ref. RB	5.00%	12/15/2051	770	866,546
Chester (County of), PA Industrial Development Authority (Collegium Charter School); Series 2017 A, RB	5.25%	10/15/2047	695	785,745
Chester (County of), PA Industrial Development Authority (Longwood Gardens);
Series 2019, RB	5.00%	12/01/2044	3,780	4,742,808
Series 2019, RB	4.00%	12/01/2049	1,500	1,739,150
Chester (County of), PA Industrial Development Authority (Renaissance Academy Charter School); Series 2014, RB	5.00%	10/01/2044	2,215	2,371,801
Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania);
Series 2013 A, RB	5.00%	08/01/2035	1,000	1,040,280
Series 2013, RB	5.00%	08/01/2045	750	774,638
Clairton (City of), PA Municipal Authority; Series 2012 B, RB	5.00%	12/01/2037	1,000	1,052,871
Clarion (County of), PA Industrial Development Authority (Clarion University Foundation, Inc. Student Housing at Clarion University of Pennsylvania);
Series 2014 A, RB	5.00%	07/01/2034	2,310	2,604,996
Series 2014 A, RB	5.00%	07/01/2045	1,000	1,128,455
Series 2014, Ref. RB	5.00%	07/01/2024	1,220	1,391,553
Series 2014, Ref. RB	5.00%	07/01/2029	2,430	2,753,559
Series 2014, Ref. RB	5.00%	07/01/2033	3,500	3,952,515
Coatesville School District;
Series 2020 A, GO Bonds (INS - BAM)(a)(j)	0.00%	10/01/2034	300	198,225
Series 2020 A, GO Bonds (INS - BAM)(a)(j)	0.00%	10/01/2038	2,700	1,472,670
Series 2020 B, Ref. GO Bonds (INS - BAM)(a)(j)	0.00%	10/01/2033	500	345,992
Series 2020 B, Ref. GO Bonds (INS - BAM)(a)(j)	0.00%	10/01/2034	980	647,536
Series 2020 C, Ref. GO Bonds (INS - BAM)(a)(j)	0.00%	10/01/2033	640	442,870
Commonwealth Financing Authority;
Series 2018, RB(g)(k)	5.00%	06/01/2034	2,500	3,069,243
Series 2018, RB(g)(k)	5.00%	06/01/2035	500	613,018
Cumberland (County of), PA Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2012, Ref. RB	5.25%	01/01/2041	2,750	2,787,347
Cumberland (County of), PA Municipal Authority (Diakon Lutheran);
Series 2015, Ref. RB(b)(c)	5.00%	01/01/2025	125	145,081
Series 2015, Ref. RB	5.00%	01/01/2038	1,145	1,268,544
Cumberland (County of), PA Municipal Authority (Messiah Village);
Series 2018, Ref. RB	5.00%	07/01/2031	1,565	1,759,785
Series 2018, Ref. RB	5.00%	07/01/2035	3,210	3,576,095
Cumberland (County of), PA Municipal Authority (Penn State Health); Series 2019, RB	4.00%	11/01/2044	2,000	2,318,021
Dallas Area Municipal Authority (Misericordia University);
Series 2019, Ref. RB	5.00%	05/01/2039	905	1,065,810
Series 2019, Ref. RB	5.00%	05/01/2048	3,440	3,987,897
Dauphin (County of), PA General Authority (Pinnacle Health System); Series 2016 A, Ref. RB	5.00%	06/01/2034	510	601,197
Delaware (County of), PA Authority (Eastern University); Series 2012, RB	5.25%	10/01/2032	5,225	5,326,883
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Delaware (County of), PA Authority (Elywn);
Series 2017, Ref. RB	5.00%	06/01/2027	$ 460	$ 502,946
Series 2017, Ref. RB	5.00%	06/01/2037	3,500	3,733,485
Delaware (County of), PA Authority (Mercy Health Corp.); Series 1993 A, RB(b)	5.38%	11/15/2023	35	36,158
Delaware (County of), PA Authority (Neumann University);
Series 2016, Ref. RB	5.00%	10/01/2031	1,425	1,609,410
Series 2016, Ref. RB	5.00%	10/01/2035	2,305	2,591,661
Delaware (County of), PA Authority (Villanova University); Series 2015, RB	5.00%	08/01/2045	215	249,668
Delaware (County of), PA Industrial Development Authority (Mercy Health Corp. of Southeastern PA); Series 2016 A, RB(h)	5.13%	06/01/2046	1,980	2,202,075
Delaware River Port Authority (Port District);
Series 2012, Ref. RB	5.00%	01/01/2025	540	576,374
Series 2012, Ref. RB	5.00%	01/01/2027	535	568,712
Delaware Valley Regional Financial Authority; Series 2002, RB	5.75%	07/01/2032	1,000	1,453,519
Doylestown (City of), PA Hospital Authority; Series 2019 A, RB	4.00%	07/01/2045	250	268,893
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare); Series 2018, Ref. RB	5.00%	07/15/2048	650	766,667
East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing at Millersville University of Pennsylvania);
Series 2013, RB	5.00%	07/01/2030	1,000	1,051,398
Series 2013, RB	5.00%	07/01/2035	1,750	1,831,226
Series 2014, RB	5.00%	07/01/2039	250	265,739
Series 2015, RB	5.00%	07/01/2030	820	897,706
Series 2015, RB	5.00%	07/01/2035	1,060	1,154,007
East Hempfield (Township of), PA Industrial Development Authority (Willow Valley Communities);
Series 2016, Ref. RB	5.00%	12/01/2030	630	729,684
Series 2016, Ref. RB	5.00%	12/01/2039	370	421,281
Erie (City & County of), PA City Water Authority;
Series 2014, Ref. RB(b)(c)	5.00%	12/01/2024	5,000	5,816,941
Series 2018 A, Ref. RB (INS - AGM)(a)	5.00%	12/01/2043	1,280	1,582,861
Erie (City of), PA Higher Education Building Authority (AICUP Financing Program);
Series 2021, RB	4.00%	05/01/2036	200	227,901
Series 2021, RB	4.00%	05/01/2041	300	336,969
Series 2021, RB	5.00%	05/01/2047	330	399,216
Erie (City of), PA Higher Education Building Authority (Gannon University); Series 2013, RB	5.00%	05/01/2038	7,840	8,292,750
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2043	475	512,865
Series 2018, Ref. RB	5.00%	12/01/2053	700	750,027
Series 2019, RB	5.00%	12/01/2039	755	819,801
Series 2019, RB	5.00%	12/01/2054	3,000	3,213,153
Franklin Regional School District; Series 2019, GO Bonds	4.00%	05/01/2046	2,000	2,306,737
Geisinger Authority (Geisinger Health System);
Series 2011 A-1, RB(b)(c)	5.13%	06/01/2021	500	500,000
Series 2017 A-1, Ref. RB	5.00%	02/15/2045	16,655	19,857,718
Series 2020, Ref. RB	4.00%	04/01/2050	5,000	5,826,976
Lancaster (City of), PA Industrial Development Authority (Willow Valley Communities);
Series 2019, RB	5.00%	12/01/2044	1,850	2,144,879
Series 2019, RB	5.00%	12/01/2049	2,755	3,184,822
Lancaster (County of), PA Hospital Authority (Brethren Village); Series 2017, Ref. RB	5.13%	07/01/2037	1,135	1,259,462
Lancaster (County of), PA Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. RB	5.00%	07/01/2045	625	675,653
Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2015, Ref. RB	5.00%	11/01/2035	210	234,937
Lancaster School District;
Series 2020, GO Bonds (INS - AGM)(a)	4.00%	06/01/2034	900	1,075,660
Series 2020, GO Bonds (INS - AGM)(a)	4.00%	06/01/2036	1,275	1,517,889
Langhorne Manor (Borough of), PA Higher Education & Health Authority (Woods Services); Series 2013, RB	4.00%	11/15/2033	15	15,028
Latrobe (City of), PA Industrial Development Authority (Seton Hill University);
Series 2021, Ref. RB	4.00%	03/01/2046	485	530,360
Series 2021, Ref. RB	4.00%	03/01/2051	485	528,147
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Lehigh (County of), PA (Lehigh Valley Health Network);
Series 2019 A, Ref. RB	5.00%	07/01/2044	$ 1,000	$ 1,260,076
Series 2019, Ref. RB	4.00%	07/01/2049	2,500	2,893,568
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	825	845,014
Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	5,250	5,273,674
Series 2014 B, RB(l)	7.50%	02/01/2044	3,735	1,631,307
Series 2014 C, RB(j)(m)	0.00%	02/01/2044	3,238	17,546
Lycoming (County of), PA Authority (Pennsylvania College of Technology); Series 2011, RB(b)(c)	5.00%	07/01/2021	750	752,953
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System); Series 2014, Ref. RB	5.00%	10/01/2027	390	430,818
Montgomery (County of), PA Higher Education & Health Authority (Philadelphia Presbytery Homes, Inc.);
Series 2010, RB(b)(c)	6.50%	12/01/2021	300	309,403
Series 2017, Ref. RB	5.00%	12/01/2037	750	845,251
Series 2017, Ref. RB	5.00%	12/01/2047	1,000	1,115,757
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2018 A, Ref. RB	5.00%	09/01/2048	4,270	5,231,744
Series 2019, Ref. RB	4.00%	09/01/2049	4,000	4,578,365
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2012, Ref. RB(b)(c)	5.00%	05/15/2022	900	942,253
Series 2016, Ref. RB	5.00%	11/15/2036	11,075	12,995,714
Series 2020 C, RB	4.00%	11/15/2043	350	401,873
Series 2020 C, RB	5.00%	11/15/2045	675	813,444
Montgomery (County of), PA Industrial Development Authority (Haverford School); Series 2019, Ref. RB	4.00%	03/01/2049	3,250	3,633,251
Montgomery (County of), PA Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB(b)(c)	6.63%	12/01/2021	1,500	1,548,333
Montgomery (County of), PA Industrial Development Authority (Waverly Heights Ltd.); Series 2019, Ref. RB	5.00%	12/01/2049	1,000	1,154,601
Northampton (County of), PA General Purpose Authority (LaFayette College); Series 2017, Ref. RB	5.00%	11/01/2047	6,135	7,513,252
Northampton (County of), PA General Purpose Authority (Moravian College);
Series 2012, RB	5.00%	07/01/2031	2,860	2,961,527
Series 2016, Ref. RB	5.00%	10/01/2036	2,250	2,545,795
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network);
Series 2016, Ref. RB	5.00%	08/15/2036	330	389,752
Series 2018 A, Ref. RB	4.00%	08/15/2048	8,430	9,444,799
Northampton (County of), PA Industrial Development Authority;
Series 2013 A, RB (Acquired 04/03/2013; Cost $13,041,003)(e)(n)(o)	5.00%	12/31/2023	14,827	3,706,652
Series 2013, RB(n)(o)	5.00%	12/31/2023	5,001	1,250,199
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2012, RB	5.00%	07/01/2032	920	941,176
Series 2019, Ref. RB	5.00%	11/01/2039	500	556,764
Series 2019, Ref. RB	5.00%	11/01/2044	950	1,043,317
Series 2019, Ref. RB	5.00%	11/01/2049	1,050	1,150,944
Northeastern Pennsylvania (State of) Hospital & Education Authority (Kings College); Series 2019, RB	5.00%	05/01/2044	1,000	1,164,718
Penn Hills School District; Series 2020, Ref. GO Bonds (INS - BAM)(a)	3.00%	10/01/2042	4,000	4,305,171
Pennsylvania (Commonwealth of);
First Series 2014, GO Bonds(g)	5.00%	06/15/2034	3,000	3,397,811
Series 2018 A, Ref. COP	4.00%	07/01/2046	540	610,760
Series 2020, GO Bonds	2.13%	05/01/2040	2,500	2,459,949
Series 2021, GO Bonds	4.00%	05/15/2033	3,250	4,055,943
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC); Series 2018 A, Ref. COP	5.00%	07/01/2043	590	712,050
Pennsylvania (Commonwealth of) Economic Development Financing Authority; Series 2013 C, RB (INS - AGM)(a)(j)	0.00%	01/01/2044	775	442,595
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Amtrak); Series 2012 A, Ref. RB(f)	5.00%	11/01/2041	1,200	1,267,197
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Capital Region Parking System); Series 2013, RB	6.00%	07/01/2053	$ 920	$ 1,017,805
Pennsylvania (Commonwealth of) Economic Development Financing Authority (CarbonLite P, LLC); Series 2019, RB (Acquired 09/18/2020; Cost $587,691)(e)(f)(h)	5.25%	06/01/2026	593	593,430
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Covanta Holding Corp.) (Green Bonds); Series 2019 A, RB(f)(h)	3.25%	08/01/2039	1,250	1,276,407
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Forum Place); Series 2012, RB(b)(c)	5.00%	03/01/2022	3,000	3,109,306
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(f)	5.50%	11/01/2044	635	676,776
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(f)	5.00%	12/31/2034	775	909,364
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement);
Series 2015, RB(f)	5.00%	12/31/2038	460	537,104
Series 2015, RB(f)	5.00%	06/30/2042	8,500	9,875,045
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC); Series 2020 A-1, RB	4.00%	04/15/2050	1,500	1,751,672
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (AICUP Financing Program-Del Valley College); Series 2012, RB	5.00%	11/01/2042	1,070	1,092,218
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (AICUP Financing Program-Gwynedd-Mercy College); Series 2012 KK1, RB	5.38%	05/01/2042	1,300	1,337,478
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (AICUP Financing Program-St. Francis University);
Series 2011 JJ2, RB(b)(c)	6.00%	11/01/2021	1,750	1,792,489
Series 2011 JJ2, RB(b)(c)	6.25%	11/01/2021	2,250	2,306,955
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Holy Family University); Series 2013 A, RB	6.25%	09/01/2033	320	351,415
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	1,180	1,209,101
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Pennsylvania State University); Series 2002, RB	5.00%	03/01/2022	10	10,036
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Shippensburg University Services, Inc. Student Housing at Shippensburg University of Pennsylvania);
Series 2011, RB(b)(c)	6.00%	10/01/2021	3,000	3,058,173
Series 2011, RB(b)(c)	6.25%	10/01/2021	7,000	7,141,518
Series 2012, RB(b)(c)	5.00%	10/01/2022	1,400	1,490,412
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (The Foundation for Indiana University of Pennsylvania Student Housing at Indiana University of Pennsylvania); Series 2012 A, Ref. RB(b)(c)	5.00%	07/01/2022	750	789,342
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015, Ref. RB	5.25%	09/01/2050	1,070	1,228,425
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees of the University of Pennsylvania); Series 2017, RB(g)	5.00%	08/15/2046	2,200	2,652,969
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System);
Series 2017 A, RB	5.00%	08/15/2042	1,075	1,320,083
Series 2019, RB	4.00%	08/15/2049	10,000	11,586,372
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Ursinus College); Series 2012 A, RB	5.00%	01/01/2029	1,000	1,020,437
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Widener College); Series 2014, Ref. RB	5.00%	07/15/2038	1,000	1,074,768
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2019-131 A, Ref. RB	3.10%	10/01/2044	2,500	2,653,675
Pennsylvania (Commonwealth of) Public School Building Authority (Harrisburg School);
Series 2016 A, Ref. RB(b)(c)	5.00%	12/01/2026	145	179,184
Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	12/01/2030	910	1,110,617
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District);
Series 2012, RB(b)(c)	5.00%	04/01/2022	2,780	2,893,775
Series 2012, RB(b)(c)	5.00%	04/01/2022	250	260,232
Series 2016 A, Ref. RB	5.00%	06/01/2027	3,750	4,594,785
Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	06/01/2032	8,795	10,723,371
Series 2016, Ref. RB	5.00%	06/01/2036	4,800	5,786,623
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2009 C, RB (INS - AGM)(a)	6.25%	06/01/2033	$ 2,000	$ 2,522,469
Series 2009 E, RB	6.38%	12/01/2038	11,435	15,189,415
Series 2014 A-1, RB	5.00%	12/01/2032	2,000	2,301,727
Series 2015 B, RB	5.00%	12/01/2030	500	596,467
Series 2015 B, RB	5.00%	12/01/2031	1,000	1,192,950
Series 2017 A, RB	5.50%	12/01/2042	5,000	6,238,351
Series 2017 A-1, RB	5.00%	12/01/2035	1,050	1,308,776
Series 2018 A-2, RB	5.00%	12/01/2043	535	667,143
Series 2018 A-2, RB	5.00%	12/01/2048	6,000	7,421,726
Series 2018 B, RB	5.25%	12/01/2048	630	794,409
Series 2019 A, RB	5.00%	12/01/2044	1,000	1,271,407
Series 2019 A, RB (INS - AGM)(a)	4.00%	12/01/2049	3,800	4,440,848
Series 2020 B, RB	5.00%	12/01/2050	4,000	5,108,773
Subseries 2017 B-1, RB	5.25%	06/01/2047	1,000	1,231,162
Pennsylvania (State of) Economic Development Financing Authority (UPMC); Series 2021 A, Ref. RB	4.00%	10/15/2051	2,750	3,245,849
Pennsylvania (State of) Turnpike Commission; Series 2021 A, RB	4.00%	12/01/2050	8,500	9,979,794
Pennsylvania Higher Education Assistance Agency;
Series 2021 A, Tax Exempt RB(f)	5.00%	06/01/2030	260	331,130
Series 2021 A, Tax Exempt RB(f)	2.63%	06/01/2042	2,300	2,306,056
Pennsylvania State University;
Series 2016 A, RB	5.00%	09/01/2041	1,430	1,718,034
Series 2017 A, RB	5.00%	09/01/2047	2,500	3,052,978
Series 2019 A, RB	5.00%	09/01/2044	1,330	1,693,740
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	1,895	2,303,114
Series 2017 A, RB(g)(k)	5.25%	10/01/2052	2,070	2,547,016
Series 2017 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	08/01/2035	3,500	4,308,519
Series 2017 A, Ref. GO Bonds	5.00%	08/01/2036	700	859,946
Series 2017 B, Ref. RB(f)	5.00%	07/01/2047	19,700	23,756,525
Series 2017, Ref. GO Bonds	5.00%	08/01/2041	1,000	1,217,684
Series 2018 A, RB	5.00%	10/01/2053	7,000	8,700,474
Series 2019 B, GO Bonds	5.00%	02/01/2039	300	379,422
Series 2019 B, RB	5.00%	11/01/2049	4,635	5,868,763
Series 2019 B, RB	5.00%	11/01/2054	11,030	13,941,169
Series 2020 A, RB	5.00%	11/01/2045	1,250	1,616,633
Series 2020 C, Ref. RB(f)	4.00%	07/01/2045	1,500	1,732,858
Series 2020 C, Ref. RB(f)	4.00%	07/01/2050	1,500	1,723,092
Philadelphia (City of), PA (Philadelphia Gas Works Co.);
Series 2009 D, Ref. VRD RB (LOC - Td Bank N.A.)(i)(p)	0.03%	08/01/2031	10,150	10,150,000
Series 2017 15, Ref. RB	5.00%	08/01/2047	3,620	4,330,084
Philadelphia (City of), PA Authority for Industrial Development (Cultural and Commercials Corridors); Series 2016, Ref. RB	5.00%	12/01/2031	840	999,947
Philadelphia (City of), PA Authority for Industrial Development (Independence Charter School - West);
Series 2019, RB	4.00%	06/15/2029	350	381,903
Series 2019, RB	5.00%	06/15/2050	350	383,400
Philadelphia (City of), PA Authority for Industrial Development (International Apartments at Temple University);
Series 2010 A, IDR	5.38%	06/15/2030	1,890	1,894,373
Series 2010 A, IDR	5.63%	06/15/2042	4,000	4,007,958
Philadelphia (City of), PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville); Series 2005 A, RB	5.63%	07/01/2035	2,578	2,630,423
Philadelphia (City of), PA Authority for Industrial Development (Richard Allen Preparatory Charter School); Series 2006, RB	6.25%	05/01/2033	1,640	1,641,342
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2020 A, Ref. RB	4.00%	11/01/2045	1,900	2,172,833
Philadelphia (City of), PA Authority for Industrial Development (Tacony Academy Charter School);
Series 2013 A-1, RB	6.75%	06/15/2033	2,000	2,214,462
Series 2013 A-1, RB	7.00%	06/15/2043	3,090	3,413,075
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development (Temple University); First Series 2015, Ref. RB	5.00%	04/01/2045	$ 530	$ 609,563
Philadelphia (City of), PA Authority for Industrial Development (The Childrens Hospital of Philadelphia); Series 2014 A, RB(g)	5.00%	07/01/2042	1,000	1,124,210
Philadelphia (City of), PA Authority for Industrial Development (University Square Apartments); Series 2017, RB	5.00%	12/01/2058	4,165	4,782,958
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2042	1,000	1,062,343
Series 2017, Ref. RB	5.00%	07/01/2049	500	525,358
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System);
Series 2012 A, RB	5.63%	07/01/2042	1,000	1,047,751
Series 2017, Ref. RB	5.00%	07/01/2032	1,000	1,169,474
Philadelphia (City of), PA Housing Authority;
Series 2002 A, RB (INS - AGM)(a)	5.00%	12/01/2021	130	130,462
Series 2017, RB	5.00%	05/01/2039	1,300	1,523,197
Series 2017, RB	5.00%	05/01/2042	2,415	2,812,919
Series 2017, RB	5.00%	05/01/2047	3,335	3,856,608
Philadelphia (City of), PA Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB(b)(c)	6.13%	03/15/2023	3,085	3,408,958
Philadelphia (City of), PA Industrial Development Authority (Discovery Charter School);
Series 2012, RB	5.88%	04/01/2032	450	464,391
Series 2012, RB	6.25%	04/01/2042	1,500	1,546,014
Philadelphia (City of), PA Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.00%	06/15/2033	875	1,016,173
Philadelphia (City of), PA Industrial Development Authority (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	640	703,786
Philadelphia (City of), PA Industrial Development Authority (MaST I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	1,500	1,677,218
Philadelphia (City of), PA Industrial Development Authority (New Foundations Charter School); Series 2012, RB(b)(c)	6.63%	12/15/2022	750	823,625
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	13,365	15,873,232
Philadelphia (City of), PA Industrial Development Authority (University of the Arts); Series 2017, Ref. RB(h)	5.00%	03/15/2045	540	580,407
Philadelphia (City of), PA Parking Authority; Series 1999 A, RB (INS - AMBAC)(a)	5.25%	02/15/2029	25	25,093
Philadelphia School District;
Series 2007 A, Ref. GO Bonds (INS - NATL)(a)	5.00%	06/01/2025	535	625,296
Series 2016 F, Ref. GO Bonds	5.00%	09/01/2028	10,000	12,140,219
Series 2016 F, Ref. GO Bonds	5.00%	09/01/2029	10,000	12,100,150
Series 2016 F, Ref. GO Bonds	5.00%	09/01/2032	1,000	1,207,162
Series 2019 A, GO Bonds	4.00%	09/01/2037	2,250	2,690,461
Series 2019 A, GO Bonds	5.00%	09/01/2044	1,000	1,254,067
Pittsburgh (City of) & Allegheny (County of), PA Sports & Exhibition Authority; Series 2010, Ref. RB (INS - AGM)(a)	5.00%	02/01/2035	1,225	1,228,220
Pittsburgh (City of), PA;
Series 2021, GO Bonds	4.00%	09/01/2040	500	586,041
Series 2021, GO Bonds	4.00%	09/01/2041	600	701,495
Pittsburgh (City of), PA Urban Redevelopment Authority (Marian Plaza); Series 2007, RB (CEP - GNMA)(f)	6.13%	01/20/2043	2,565	2,570,604
Pittsburgh (City of), PA Water & Sewer Authority;
Series 2013 A, Ref. RB	5.00%	09/01/2031	500	550,547
Series 2019 A, RB (INS - AGM)(a)	5.00%	09/01/2044	1,200	1,515,422
Series 2020 B, RB (INS - AGM)(a)	4.00%	09/01/2045	1,000	1,183,393
Series 2020 B, RB (INS - AGM)(a)	4.00%	09/01/2050	350	412,797
Pottsville (City of), PA Hospital Authority (Lehigh Valley); Series 2016 B, Ref. RB	5.00%	07/01/2041	4,000	4,777,774
Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(a)	5.00%	03/01/2037	1,500	1,817,220
Series 2017, Ref. GO Bonds (INS - AGM)(a)	5.00%	03/01/2038	1,500	1,814,079
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2034	$ 820	$ 1,001,905
Series 2017 E, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2035	750	914,830
Southcentral Pennsylvania General Authority (Hanover Hospital, Inc.); Series 2015, Ref. RB	5.00%	12/01/2029	1,000	1,151,550
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group); Series 2019 A, Ref. RB	5.00%	06/01/2049	750	928,733
Susquehanna Area Regional Airport Authority;
Series 2012 A, RB(f)	5.00%	01/01/2027	1,185	1,247,384
Series 2017, Ref. RB(f)	5.00%	01/01/2038	1,350	1,576,668
Union (County of), PA Hospital Authority (Evangelical Community Hospital); Series 2011, Ref. RB(b)(c)	7.00%	08/01/2021	1,000	1,011,150
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	500	544,840
West Shore Area Authority (Holy Spirit Hospital of the Sisters of Christian Charity); Series 2011 B, RB(b)(c)	5.63%	01/01/2022	2,000	2,063,995
Westmoreland (County of), PA Industrial Development Authority (Excela Health); Series 2020 A, Ref. RB	4.00%	07/01/2037	1,400	1,666,486
Westmoreland (County of), PA Municipal Authority; Series 2016, Ref. RB (INS - BAM)(a)	5.00%	08/15/2038	2,000	2,339,077
Wilkes-Barre Area School District;
Series 2016 B, GO Bonds (INS - BAM)(a)	5.00%	08/01/2034	2,600	3,149,398
Series 2016 B, GO Bonds (INS - BAM)(a)	5.00%	08/01/2036	2,125	2,565,945
				726,707,675
Puerto Rico–14.54%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033		90	90,555
Series 2002, RB	5.50%	05/15/2039		17,000	17,405,962
Series 2005 A, RB(j)	0.00%	05/15/2050		53,320	8,376,801
Series 2008 A, RB(j)	0.00%	05/15/2057		415,530	27,731,725
Puerto Rico (Commonwealth of);
Series 2001, GO Bonds (INS - AGM)(a)	5.13%	07/01/2030		7,405	7,611,976
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(a)	6.00%	07/01/2027		15	15,473
Series 2009 B, Ref. GO Bonds(m)	6.50%	07/01/2037		1,000	913,750
Series 2009 B, Ref. GO Bonds(m)	5.75%	07/01/2038		120	105,750
Series 2009 B, Ref. GO Bonds(m)	6.00%	07/01/2039		50	45,438
Series 2009 C, Ref. GO Bonds(m)	6.00%	07/01/2039		9,745	8,660,869
Series 2011 A, GO Bonds(m)	5.75%	07/01/2041		3,000	2,632,500
Series 2011 A, Ref. GO Bonds(m)	6.00%	07/01/2028		790	710,012
Series 2011 C, Ref. GO Bonds(m)	5.75%	07/01/2036		9,000	7,436,250
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024		1,080	1,189,987
Series 2012 A, RB	5.25%	07/01/2029		810	857,274
Series 2012 A, RB	5.13%	07/01/2037		3,000	3,170,632
Series 2012 A, RB	5.75%	07/01/2037		1,460	1,553,883
Series 2012 A, RB	6.00%	07/01/2047		1,005	1,072,585
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 SS, Ref. RB (INS - NATL)(a)	5.00%	07/01/2025		6,000	6,152,999
Series 2007 TT, RB(m)	5.00%	07/01/2032		1,450	1,388,375
Series 2010 AAA-RSA-1, RB(m)	5.25%	07/01/2024		1,435	1,377,600
Series 2010 XX, RB(m)	5.25%	07/02/2040		2,445	2,347,200
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, RB(m)	5.00%	07/01/2038		10	5,113
Series 2002 D, RB (INS - AGM)(a)	5.00%	07/01/2032		965	990,896
Series 2003 AA-2, Ref. RB(m)	5.30%	07/02/2035		1,000	1,095,000
Series 2003 H, Ref. RB(m)	5.00%	07/01/2028		325	166,156
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University System);
Series 2006, RB	5.00%	03/01/2036		1,250	1,251,646
Series 2012, Ref. RB	5.13%	04/01/2032		125	126,969
Series 2012, Ref. RB	5.38%	04/01/2042		185	188,237
Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 B, RB(m)	5.00%	07/01/2041		270	70,200
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Infrastructure Financing Authority (MEPSI Campus); Series 2007 A, RB(m)	6.50%	10/01/2037	$ 1,400	$ 563,500
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities);
Series 2002 D, RB(m)	5.25%	07/01/2036	1,015	1,001,044
Series 2007 M, Ref. RB(m)	10.00%	07/01/2034	3,000	3,217,500
Series 2007 M-2, Ref. RB (INS - AMBAC)(a)	10.00%	07/01/2035	1,000	1,050,931
Series 2009 P, Ref. RB(m)	6.50%	07/01/2030	1,500	1,534,800
Series 2009 P, Ref. RB(m)	6.75%	07/01/2036	1,000	1,028,750
Series 2011 S, RB(m)	6.00%	07/01/2041	2,070	2,075,175
Puerto Rico Public Finance Corp.; Series 2011 B, RB(m)	5.50%	08/01/2031	5,725	83,013
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(j)	0.00%	07/01/2046	3,912	1,273,630
Series 2018 A-1, RB(j)	0.00%	07/01/2051	6,242	1,476,128
Series 2018 A-1, RB	5.00%	07/01/2058	5,537	6,316,639
Series 2019 A-2, RB	4.54%	07/01/2053	91	100,933
Series 2019 A-2, RB	4.78%	07/01/2058	1,216	1,366,299
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2030	3,235	3,137,950
Series 2006 Q, RB	5.00%	06/01/2030	1,300	1,261,000
				130,229,105
Colorado–1.00%
Denver (City & County of), CO; Series 2021 A, RB	4.00%	08/01/2051		7,500	8,951,127
Virgin Islands–0.93%
Tobacco Settlement Financing Corp.;
Series 2001, RB	5.00%	05/15/2031		665	666,655
Series 2006, RB(j)	0.00%	05/15/2035		4,150	1,616,550
Series 2006, RB(j)	0.00%	05/15/2035		2,195	899,582
Series 2006, RB(j)	0.00%	05/15/2035		7,000	2,466,089
Virgin Islands (Government of) Public Finance Authority; Series 2014 C, Ref. RB	5.00%	10/01/2039		2,500	2,315,355
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. RB	5.00%	10/01/2025		375	375,847
					8,340,078
Guam–0.37%
Guam (Territory of); Series 2011 A, RB(b)	5.13%	01/01/2042		785	807,139
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2023		185	196,279
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2024		235	249,217
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2030		420	443,868
Series 2012 A, Ref. RB	5.00%	10/01/2034		520	546,844
Guam (Territory of) Waterworks Authority; Series 2014 A, Ref. RB	5.00%	07/01/2029		285	315,110
Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(f)	5.75%	09/01/2031		700	738,839
					3,297,296
Northern Mariana Islands–0.19%
Northern Mariana Islands (Commonwealth of); Series 2007 B, Ref. GO Bonds	5.00%	10/01/2022		240	235,668
Northern Mariana Islands (Commonwealth of) Ports Authority;
Series 1998 A, RB(f)	6.25%	03/15/2028		870	857,187
Series 1998 A, RB(f)	6.60%	03/15/2028		655	648,542
					1,741,397
Total Municipal Obligations (Cost $830,694,503)					879,266,678
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Senior Loan Interests–0.03%(q)(r)
Pennsylvania–0.03%
CarbonLITE P LLC; DIP Term Loan(n)(s) (Cost $284,301)	12.00%	09/05/2021		$ 284	$ 284,301
TOTAL INVESTMENTS IN SECURITIES(t)–98.22% (Cost $830,978,804)					879,550,979
FLOATING RATE NOTE OBLIGATIONS–(1.01)%
Notes with interest and fee rates ranging from 0.57% to 0.61% at 05/31/2021 and contractual maturities of collateral ranging from 06/01/2034 to 10/01/2052(u)					(9,020,000)
OTHER ASSETS LESS LIABILITIES–2.79%					24,917,357
NET ASSETS–100.00%					$895,448,336
Investment Abbreviations:
ACA	– ACA Financial Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
DIP	– Debtor-in-Possession
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
USD	– U.S. Dollar
VRD	– Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2021.
(e)	Restricted security. The aggregate value of these securities at May 31, 2021 was $12,476,582, which represented 1.39% of the Fund’s Net Assets.
(f)	Security subject to the alternative minimum tax.
(g)	Underlying security related to TOB Trusts entered into by the Fund.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $10,113,296, which represented 1.13% of the Fund’s Net Assets.
(i)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2021.
(j)	Zero coupon bond issued at a discount.
(k)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $3,380,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2021 was $36,475,541, which represented 4.07% of the Fund’s Net Assets.
(n)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(o)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(p)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(q)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(r)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(s)	The borrower has filed for protection in federal bankruptcy court.
(t)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.(AGM)	5.24%

(u)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2021. At May 31, 2021, the Fund’s investments with a value of $15,882,791 are held by TOB Trusts and serve as collateral for the $9,020,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$874,309,827	$4,956,851	$879,266,678
Variable Rate Senior Loan Interests	—	—	284,301	284,301
Total Investments in Securities	—	874,309,827	5,241,152	879,550,979
Other Investments - Assets
Investments Matured	—	1,282,394	—	1,282,394
Total Investments	$—	$875,592,221	$5,241,152	$880,833,373
Invesco Pennsylvania Municipal Fund